Trade and other payables - Movement in net accruals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Accruals	$ 19,478
Current estimate related to the sales made in the current year	68,140	$ 13,348
Adjustments for prior year sales	(251)
(Credits or payments related to sales made during the year)	(37,185)	(7,904)
(Credits or payments related to sales made during the prior year)	(11,029)
Accruals	39,153	5,443
Rebates and charge backs
Disclosure of subsidiaries [line items]
Accruals	15,399
Current estimate related to the sales made in the current year	56,801	10,078
Adjustments for prior year sales	632
(Credits or payments related to sales made during the year)	(29,711)	(5,592)
(Credits or payments related to sales made during the prior year)	(8,260)
Accruals	34,861	4,485
Distribution fees, product returns and other
Disclosure of subsidiaries [line items]
Accruals	4,079
Current estimate related to the sales made in the current year	11,339	3,270
Adjustments for prior year sales	(883)
(Credits or payments related to sales made during the year)	(7,474)	(2,312)
(Credits or payments related to sales made during the prior year)	(2,769)
Accruals	$ 4,292	$ 958